Operating Segment	12 Months Ended
Jan. 31, 2026
Operating Segment
Operating Segment

17. Operating Segment

The Company operates in one industry segment, development and commercialization of patented pharmaceuticals within one geographical area. All of the Company’s long-lived assets are located in Canada.